FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Convertible Notes Payable	$ 500,000	$ 27,000,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible Notes Payable	$ 500,000
Debt Securities, Available-for-Sale, Amortized Cost		27,000,000.0
Deferred Costs, Current		$ 2,200,000